REVENUE AND MAJOR CUSTOMER	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
REVENUE AND MAJOR CUSTOMER

18.	REVENUE AND MAJOR CUSTOMER

Revenues earned are comprised of the following for the years ended:

	December 31, 2025	December 31, 2024	December 31, 2023
	$	$	$
Lease and service	469,684	2,333,604	1,579,905
Sale of products	64,200	2,452,107	1,905,242
	533,884	4,785,711	3,485,147

Revenue from the major customer was $398,151 during the year ended December 31, 2025 (2024 - $4,658,395 and 2023 - $3,484,247). The major customer purchases goods and services from the Company’s only segment HealthTab™ - Point of Care Business. The agreement with the major customer expired on March 31, 2025. The loss of this major customer significantly impacted the Company’s future revenue and financial position.